Staff Retirement Plans	12 Months Ended
Dec. 31, 2012
Staff Retirement Plans
15.	Staff Retirement Plans

The Company operates a Mandatory Provident Fund (“MPF”) scheme for all qualifying employees in Hong Kong. The MPF is defined contribution scheme and the assets of the scheme are managed by trustees independent to the Company.

The MPF is available to all employees aged 18 to 64 and with at least 60 days of service under the employment of the Company in Hong Kong. Contributions are made by the Company at 5% based on the staff’s relevant income. The maximum relevant income for contribution purpose per employee is $3 per month. Staff members are entitled to 100% of the Company’s contributions together with accrued returns irrespective of their length of service with the Company, but the benefits are required by law to be preserved until the retirement age of 65 for employees in Hong Kong.

According to the applicable laws and regulations in the PRC, the Company is required to contribute 10%-11% and 20% of the stipulated salary set by the local government of Shenzhen and Wuxi, respectively. The principal obligation of the Company with respect to these retirement benefit schemes is to make the required contributions under the scheme. No forfeited contributions may be used by the employer to reduce the existing level of contributions.

The cost of the Company’s contribution to the staff retirement plans in Hong Kong and the PRC amounted to $1,715, $2,317 and $3,863 for the years ended December 31, 2010, 2011 and 2012, respectively.